Offsetting financial assets and financial liabilities - Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Parenthetical) (Detail) - CAD ($)
$ in Billions
	Oct. 31, 2020	Oct. 31, 2019
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Financial cash collateral received	$ 15.2	$ 11.6
Financial non-cash collateral received	313.6	307.5
Cash margin to offset against derivative assets balance on balance sheet	$ 4.9	$ 3.6